PREPAID AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2021
PREPAID AND OTHER CURRENT ASSETS, NET
PREPAID AND OTHER CURRENT ASSETS, NET

7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	3,938	4,069
Staff advances	3,175	3,723
Rental deposits	2,860	2,826
Prepayments to suppliers	8,421	9,209
Subsidy receivable (Note iii)	4,522	4,567
Others (Note iv)	14,111	8,510
Total before allowance for doubtful accounts	121,827	117,704
Less: allowance for doubtful accounts	(70)	(70)
Total	121,757	117,634

Allowance for doubtful accounts:

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Balance at beginning of year/period	(70)	(4,339)
Addition (Note v)	—	(1,046)
Written off (Note v)	—	5,315
Balance at end of year/period	(70)	(70)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of June 30, 2021 and December 31, 2020, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively; therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interest of NewSchool. As part of the acquisition, a subsidy was provided by the seller for each of the four years after the acquisition for the loss of certain online business of NewSchool after the change of ownership.

(Note iv) Others mainly included inventories and supplies, prepayments for employees, and other miscellaneous items with trivial amounts.

(Note v) Addition of allowance during the year of 2020 was mainly provided against third parties due to the remote recoverability. Certain provisions were written off after all collection efforts being exhausted and the potentials for recovery were remote.